Supplemental Financial Statement Data - Summary Finite Lived Intangible Assets Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
The Flash Business of Western Digital Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Intangible asset amortization	$ 0	$ 133	$ 219